SHARE-BASED PAYMENTS - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended				9 Months Ended			12 Months Ended
	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 $ / shares	Sep. 30, 2022 CNY (¥) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 CNY (¥) shares	Dec. 31, 2021 shares	Jun. 30, 2022 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period recognized	1 year	1 year
Total unrecognized share-based compensation expenses	¥ 68,849								$ 10,279
Share based compensation expense	¥ 206,739	$ 30,865	¥ 199,205		¥ 258,565	$ 36,348	¥ 309,211
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting period	5 years	5 years			5 years	5 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting period	2 years	2 years			2 years	2 years
Share award scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of shares authorised							116,581,517
Share option scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of shares authorised	209,750,000				8,667,040	8,667,040			209,750,000
Share based compensation by share based payment arrrangement intrinsic value of options excercised during the period	¥ 17,348	$ 2,590	179,681
Share based compensation by share based payment arrangement weighted average grant date fair value of awards granted during the period | $ / shares		$ 0.18		$ 3.15
Aggregate fair value of the share-based awards vested	53,103	$ 7,928	32,944
Share based compensation by share based payment arrangement unrecognised compensation	¥ 71,228								$ 10,634
Weighted-average period recognized	1 year 3 months 7 days	1 year 3 months 7 days
Number of options - Exercised	11,643,164	11,643,164
Share based compensation by share based payment arrangement awards granted	8,417,040	8,417,040
Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares, Number of shares Granted	11,684,432	11,684,432
Number of restricted shares vested	2,278,360	2,278,360						2,278,360
Restricted Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting period	1 year	1 year
Camelot Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement vesting period	3 years	3 years
Weighted-average period recognized	1 year 2 months 1 day	1 year 2 months 1 day
Total unrecognized share-based compensation expenses	¥ 66,193								$ 9,882
2013 Share Award Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of shares authorised	215,376,304								215,376,304
Share based compensation by share based payment arrrangement intrinsic value of options excercised during the period	¥ 0	$ 0	1,614
Share based compensation by share based payment arrangement weighted average grant date fair value of awards granted during the period | $ / shares		$ 0.73
Aggregate fair value of the share-based awards vested	1,421	$ 212	¥ 7,307
Share based compensation by share based payment arrangement unrecognised compensation	¥ 8,862								$ 1,323
Weighted-average period recognized	1 year 3 days	1 year 3 days
Total unrecognized share-based compensation expenses	¥ 224,534								$ 33,522
Number of options - Exercised	0	0
Restricted shares, Number of shares Granted	10,309,125	10,309,125	0
Restricted shares, total weighted average grant-date fair value granted | $ / shares		$ 0.73
Restricted shares,Aggregate Fair value	¥ 32,894	$ 4,911	¥ 13,417
Share based compensation by share based payment arrangement awards granted	0	0
2013 Share Award Scheme | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period recognized	1 year 6 months	1 year 6 months
2021 Share Award Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of shares authorised	209,216,310								209,216,310
Share based compensation by share based payment arrrangement intrinsic value of options excercised during the period	¥ 3,336	$ 498
Share based compensation by share based payment arrangement weighted average grant date fair value of awards granted during the period | $ / shares		$ 0.38
Aggregate fair value of the share-based awards vested	¥ 11,415	$ 1,704
Weighted-average period recognized	2 years 6 months 29 days	2 years 6 months 29 days
Total unrecognized share-based compensation expenses	¥ 121,256								$ 18,103
Number of options - Exercised	1,736,106	1,736,106
Share based compensation by share based payment arrangement awards granted	85,590,755	85,590,755